INCOME TAX (Details) - USD ($)	4 Months Ended	11 Months Ended
	Dec. 31, 2020	Dec. 02, 2021
INCOME TAX
Net operating loss carryovers maximum offset percentage		80.00%
Change in valuation allowance	$ 480	$ 4,773,438
U.S. federal
INCOME TAX
Net operating loss carryovers	$ 2,286	$ 182,476